ACQUISITION OF ACS - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Feb. 28, 2019	Mar. 31, 2018	Feb. 28, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Net assets acquired							$ 4,109
Payments to Acquire Businesses, Gross							2,000
Business Combination Fair Value Of Earn Out Consideration				$ 0	$ 433		$ 2,109
Goodwill				36,222	36,222
Business Acquisition Percentage Of Outstanding Shares Acquired							100.00%
Payments For Business Combination Contingent Liability	$ 410	$ 151		410	151	$ 0
Net Income (Loss) Attributable to Parent, Total				3,977	13,493	$ 4,030
Revaluation of Fair Value of Earn Out Consideration [Member]
Net Income (Loss) Attributable to Parent, Total				$ 23	$ (206)
ACTIVE COMMUNICATIONS EUROPE [Member]
Payments to Acquire Businesses, Gross		$ 500	$ 448
Business Combination, Deferred Payments Current							$ 500
Business Combination, Deferred Payments Noncurrent							$ 500